Financial instruments and risk management - Schedule of notional amounts, contractual maturities and rates of hedging instruments designated in hedging relationships by main risk categories (Details)
$ in Millions
	Jun. 30, 2024 USD ($) $ / bushel uSDollarPerTherm	Jun. 30, 2023 USD ($) USD_per_Metric_Tonnes $ / bushel
Net investment hedges(1) | Foreign exchange risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 3,198	$ 803
Net investment hedges(1) | Foreign exchange risk | Borrowings
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 8,109	$ 12,584
Net investment hedges(1) | Foreign exchange risk | Sterling | Minimum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.53
Net investment hedges(1) | Foreign exchange risk | Sterling | Minimum | Borrowings
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.76
Net investment hedges(1) | Foreign exchange risk | Sterling | Maximum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.78
Net investment hedges(1) | Foreign exchange risk | Sterling | Maximum | Borrowings
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.82
Net investment hedges(1) | Foreign exchange risk | Euro | Minimum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.91
Net investment hedges(1) | Foreign exchange risk | Euro | Minimum | Borrowings
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.89	1.07
Net investment hedges(1) | Foreign exchange risk | Euro | Maximum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.93
Net investment hedges(1) | Foreign exchange risk | Euro | Maximum | Borrowings
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.94	1.37
Net investment hedges(1) | Foreign exchange risk | Chinese yuan | Minimum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	6.93
Net investment hedges(1) | Foreign exchange risk | Chinese yuan | Maximum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	7.29
Net investment hedges(1) | Foreign exchange risk | US dollar | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		1.27
Cash flow hedges(1) | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 2,747	$ 1,100
Cash flow hedges(1) | Foreign currency debt risk | Euro | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.89
Cash flow hedges(1) | Foreign currency debt risk | Euro | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.90
Cash flow hedges(1) | Foreign currency debt risk | US dollar | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		1.60
Cash flow hedges(1) | Foreign currency debt risk | US dollar | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		1.88
Cash flow hedges(1) | Foreign currency exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 1,855	$ 2,185
Cash flow hedges(1) | Foreign currency exchange risk | Sterling | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.78
Cash flow hedges(1) | Foreign currency exchange risk | Sterling | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.94
Cash flow hedges(1) | Foreign currency exchange risk | Euro | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.87
Cash flow hedges(1) | Foreign currency exchange risk | Euro | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.93
Cash flow hedges(1) | Foreign currency exchange risk | Mexican peso | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	17.73	14.76
Cash flow hedges(1) | Foreign currency exchange risk | Mexican peso | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	20.57	18.38
Cash flow hedges(1) | Foreign currency exchange risk | US dollar | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		1.05
Cash flow hedges(1) | Foreign currency exchange risk | US dollar | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		1.33
Cash flow hedges(1) | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 207	$ 273
Cash flow hedges(1) | Commodity price risk | Minimum | Feed Wheat
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / bushel	177.50	183.75
Cash flow hedges(1) | Commodity price risk | Minimum | Natural Gas
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | uSDollarPerTherm	0.86
Cash flow hedges(1) | Commodity price risk | Minimum | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes		2,248
Cash flow hedges(1) | Commodity price risk | Maximum | Feed Wheat
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / bushel	206.00	240.00
Cash flow hedges(1) | Commodity price risk | Maximum | Natural Gas
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | uSDollarPerTherm	1.40
Cash flow hedges(1) | Commodity price risk | Maximum | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes		3,399
Fair value hedges(1) | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 4,044	$ 5,038
Fair value hedges(1) | Interest rate risk | Minimum | Euro Interbank Offered Rate (EURIBOR)
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0063	(0.0001)
Fair value hedges(1) | Interest rate risk | Minimum | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0138	0.0238
Fair value hedges(1) | Interest rate risk | Minimum | US Dollars LIBOR (USDLIBOR)
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		0.0138
Fair value hedges(1) | Interest rate risk | Maximum | Euro Interbank Offered Rate (EURIBOR)
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0188	0.0188
Fair value hedges(1) | Interest rate risk | Maximum | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0309	0.0239
Fair value hedges(1) | Interest rate risk | Maximum | US Dollars LIBOR (USDLIBOR)
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		0.0309